Total
F/m 6-Month Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 6-Month Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 6-Month Investment Grade Corporate Bond ETF (the “F/m 6-Month ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 3-9 Month US Target Maturity Corporate Index (CUTM39M).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 6-Month ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 6-Month ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 6-Month Investment Grade Corporate Bond ETF F/m 6-Month Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 6-Month ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 6-Month ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 6-Month ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 6-Month Investment Grade Corporate Bond ETF | F/m 6-Month Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 6-Month ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 6-Month ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 6-Month ETF’s performance. No portfolio turnover rate is provided for the F/m 6-Month ETF because the F/m 6-Month ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 6-Month ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 3-9 Month US Target Maturity Corporate Index (CUTM39M) (“Underlying Index”), a subset of the ICE BofA 0-1 Year US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of at least 3 months but less than 9 months. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 3 months but less than 9 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted February 28, 2013 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have a remaining term maturity of at least 3 months but less than 9 months, and (iii) have at least $300 million face value amount outstanding. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of October 31, 2023, the Underlying Index included approximately 443 constituents. As of October 31, 2023, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 24.4% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established January 31, 2006 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of at least 18 months at the time of issuance, have at least one month but less than one year remaining term to final maturity as of the rebalancing date of the Parent Index, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes fixed-to-floating rate securities that are callable within the fixed rate period and are at least one month from the last call prior to the date the security transitions from a fixed to a floating rate security. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 6-Month ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 6-Month ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 6-Month ETF is not included because the F/m 6-Month ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 6-Month ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 6-Month ETF’s website at www.FmETFs.com.

F/m 6-Month Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 6-Month ETF, and there can be no assurance that the F/m 6-Month ETF will achieve its investment objective.
F/m 6-Month Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 6-Month Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 6-Month ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 6-Month ETF’s investments more than the market as a whole, to the extent that the F/m 6-Month ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 6-Month Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 6-Month Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 6-Month Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 6-Month ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 6-Month ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 6-Month ETF Shares, F/m 6-Month ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 6-Month ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 6-Month ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 6-Month ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 6-Month ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 6-Month Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 6-Month ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 6-Month ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 6-Month ETF's share price and increase the F/m 6-Month ETF's liquidity risk, F/m 6-Month ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 6-Month Investment Grade Corporate Bond ETF | Floating Rate Securities Risk
•	Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

F/m 6-Month Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 6-Month Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 6-Month ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 6-Month ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 6-Month ETF otherwise needs to purchase additional bonds.

F/m 6-Month Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 6-Month ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 6-Month ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 6-Month ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 6-Month ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 6-Month Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 6-Month Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 6-Month ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 6-Month ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 6-Month ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 6-Month Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 6-Month Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 6-Month ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 6-Month Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 6-Month ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 6-Month ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 6-Month ETF.

F/m 6-Month Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 6-Month Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 6-Month ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 6-Month ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 6-Month ETF's assets in defensive positions.

F/m 6-Month Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 6-Month ETF or an Underlying Fund invests.

F/m 6-Month Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 6-Month ETF's portfolio will decline if and when the F/m 6-Month ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 6-Month Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 6-Month Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 6-Month ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Banking Sector Risk. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults, and changes in interest rates.

F/m 6-Month Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 6-Month ETF.

F/m 6-Month Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 6-Month ETF may be subject to tracking error, which is the divergence of the F/m 6-Month ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 6-Month ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 6-Month ETF, the F/m 6-Month ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 6-Month ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 6-Month ETF incurs fees and expenses, while the Underlying Index does not.

F/m 6-Month Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 6-Month Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 6-Month ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 9-18 Month Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 9-18 Month Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 9-18 Month Investment Grade Corporate Bond ETF (the “F/m 9-18 Month ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 9-18 Month US Target Maturity Corporate Index (CUTM918M).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 9-18 Month ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 9-18 Month ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 9-18 Month Investment Grade Corporate Bond ETF F/m 9-18 Month Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 9-18 Month ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 9-18 Month ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 9-18 Month ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 9-18 Month Investment Grade Corporate Bond ETF | F/m 9-18 Month Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 9-18 Month ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 9-18 Month ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 9-18 Month ETF’s performance. No portfolio turnover rate is provided for the F/m 9-18 Month ETF because the F/m 9-18 Month ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 9-18 Month ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 9-18 Month US Target Maturity Corporate Index (CUTM918M) (“Underlying Index”), a subset of the ICE BofA 0-1 Year US Corporate Index and ICE BofA US Corporate Index (together, the “Parent Indices”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of at least 9 months but less than 18 months. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 9 months but less than 18 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Indices

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term maturity of at least 9 months but less than 18 months, and (iii) have at least $300 million face value amount outstanding. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 630 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 23.2% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The ICE BofA 0-1 Year US Corporate Index and ICE BofA US Corporate Index were established by the Index Provider on January 31, 2006 and December 31, 2010, respectively. The Parent Indices consist of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of at least 18 months at the time of issuance, have at least one month remaining term to final maturity as of the rebalancing date of the Parent Indices, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Indices must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Indices include fixed-to-floating rate securities that are callable within the fixed rate period and are at least one year from the last call prior to the date the security transitions from a fixed to a floating rate security. Excluded from the Parent Indices are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Indices are market capitalization-weighted, and the securities included in the Parent Indices are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the F/m 9-18 Month ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Indices on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 9-18 Month ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 9-18 Month ETF is not included because the F/m 9-18 Month ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 9-18 Month ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 9-18 Month ETF’s website at www.FmETFs.com.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 9-18 Month ETF, and there can be no assurance that the F/m 9-18 Month ETF will achieve its investment objective.
F/m 9-18 Month Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 9-18 Month ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 9-18 Month ETF’s investments more than the market as a whole, to the extent that the F/m 9-18 Month ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 9-18 Month Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 9-18 Month ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant ("AP") may engage in creation or redemption transactions directly with the Funds. The F/m 9-18 Month ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 9-18 Month ETF Shares, F/m 9-18 Month ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 9-18 Month ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 9-18 Month ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 9-18 Month ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 9-18 Month ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 9-18 Month ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 9-18 Month ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 9-18 Month ETF's share price and increase the F/m 9-18 Month ETF's liquidity risk, F/m 9-18 Month ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Floating Rate Securities Risk
•	Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

F/m 9-18 Month Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 9-18 Month ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 9-18 Month ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 9-18 Month ETF otherwise needs to purchase additional bonds.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 9-18 Month ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 9-18 Month ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 9-18 Month ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 9-18 Month ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 9-18 Month ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 9-18 Month ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 9-18 Month ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 9-18 Month ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 9-18 Month Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 9-18 Month ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 9-18 Month ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 9-18 Month ETF.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 9-18 Month ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 9-18 Month ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 9-18 Month ETF's assets in defensive positions.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 9-18 Month ETF's portfolio will decline if and when the F/m 9-18 Month ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 9-18 Month ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Banking Sector Risk. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults, and changes in interest rates.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 9-18 Month ETF.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 9-18 Month ETF may be subject to tracking error, which is the divergence of the F/m 9-18 Month ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 9-18 Month ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 9-18 Month ETF, the F/m 9-18 Month ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 9-18 Month ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 9-18 Month ETF incurs fees and expenses, while the Underlying Index does not.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 9-18 Month ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 9-18 Month Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 2-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 2-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF (the “F/m 2-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 2-Year US Target Maturity Corporate Index (CUTM2Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 2-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 2-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 2-Year Investment Grade Corporate Bond ETF F/m 2-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 2-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 2-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 2-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 2-Year Investment Grade Corporate Bond ETF | F/m 2-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 2-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 2-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 2-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 2-Year Bond ETF because the F/m 2-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 2-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 2-Year US Target Maturity Corporate Index (CUTM2Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 2 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 1.5 years but less than 2.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 1.5 years but less than 2.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 530 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 14.5% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 2-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 2-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 2-Year Bond ETF is not included because the F/m 2-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 2-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 2-Year Bond ETF’s website at www.FmETFs.com.

F/m 2-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 2-Year Bond ETF, and there can be no assurance that the F/m 2-Year Bond ETF will achieve its investment objective.
F/m 2-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 2-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 2-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 2-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 2-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 2-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 2-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 2-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 2-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the F/m 2-Year Bond ETF. The F/m 2-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 2-Year Bond ETF Shares, F/m 2-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 2-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 2-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 2-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in ETF Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 2-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 2-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 2-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 2-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 2-Year Bond ETF's share price and increase the F/m 2-Year Bond ETF's liquidity risk, F/m 2-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 2-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 2-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 2-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 2-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 2-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 2-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 2-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 2-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 2-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 2-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 2-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 2-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 2-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 2-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 2-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 2-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 2-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 2-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 2-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 2-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 2-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 2-Year Bond ETF.

F/m 2-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 2-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 2-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 2-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 2-Year Bond ETF's assets in defensive positions.

F/m 2-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 2-Year Bond ETF or an Underlying Fund invests.

F/m 2-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 2-Year Bond ETF's portfolio will decline if and when the F/m 2-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 2-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 2-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 2-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Banking Sector Risk. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults, and changes in interest rates.

F/m 2-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 2-Year Bond ETF.

F/m 2-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 2-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 2-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 2-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 2-Year Bond ETF, the F/m 2-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 2-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 2-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 2-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 2-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 2-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 2-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 3-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 3-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 3-Year Investment Grade Corporate Bond ETF (the “F/m 3-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 3-Year US Target Maturity Corporate Index (CUTM3Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 3-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 3-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 3-Year Investment Grade Corporate Bond ETF F/m 3-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 3-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 3-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 3-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 3-Year Investment Grade Corporate Bond ETF | F/m 3-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 3-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 3-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 3-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 3-Year Bond ETF because the F/m 3-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 3-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 3-Year US Target Maturity Corporate Index (CUTM3Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 3 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 2.5 years but less than 3.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years but less than 3.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 533 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 12.2% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 3-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 3-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 3-Year Bond ETF is not included because the F/m 3-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 3-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 3-Year Bond ETF’s website at www.FmETFs.com.

F/m 3-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 3-Year Bond ETF, and there can be no assurance that the F/m 3-Year Bond ETF will achieve its investment objective.
F/m 3-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 3-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 3-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 3-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 3-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 3-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 3-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 3-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 3-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 3-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 3-Year Bond ETF Shares, F/m 3-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 3-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 3-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 3-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 3-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 3-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 3-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 3-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 3-Year Bond ETF's share price and increase the F/m 3-Year Bond ETF's liquidity risk, F/m 3-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 3-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 3-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 3-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 3-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 3-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 3-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 3-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 3-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 3-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 3-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 3-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 3-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 3-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 3-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 3-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 3-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 3-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 3-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 3-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 3-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 3-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 3-Year Bond ETF.

F/m 3-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 3-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 3-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 3-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 3-Year Bond ETF's assets in defensive positions.

F/m 3-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 3-Year Bond ETF or an Underlying Fund invests.

F/m 3-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 3-Year Bond ETF's portfolio will decline if and when the F/m 3-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 3-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 3-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 3-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Banking Sector Risk. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults, and changes in interest rates.

F/m 3-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 3-Year Bond ETF.

F/m 3-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 3-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 3-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 3-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 3-Year Bond ETF, the F/m 3-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 3-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 3-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 3-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 3-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 3-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 3-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 5-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 5-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 5-Year Investment Grade Corporate Bond ETF (the “F/m 5-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 5-Year US Target Maturity Corporate Index (CUTM5Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 5-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 5-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 5-Year Investment Grade Corporate Bond ETF F/m 5-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 5-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 5-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 5-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 5-Year Investment Grade Corporate Bond ETF | F/m 5-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 5-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 5-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 5-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 5-Year Bond ETF because the F/m 5-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 5-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 5-Year US Target Maturity Corporate Index (CUTM5Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 5 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 4.5 years but less than 5.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 4.5 years but less than 5.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 476 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the financial services industry or sector, which comprised approximately 10.7% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 5-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 5-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 5-Year Bond ETF is not included because the F/m 5-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 5-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 5-Year Bond ETF’s website at www.FmETFs.com.

F/m 5-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 5-Year Bond ETF, and there can be no assurance that the F/m 5-Year Bond ETF will achieve its investment objective.
F/m 5-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 5-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 5-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 5-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 5-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 5-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 5-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 5-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 5-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 5-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 5-Year Bond ETF Shares, F/m 5-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 5-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 5-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 5-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 5-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 5-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 5-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 5-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 5-Year Bond ETF's share price and increase the F/m 5-Year Bond ETF's liquidity risk, F/m 5-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 5-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 5-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 5-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 5-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 5-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 5-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 5-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 5-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 5-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 5-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 5-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 5-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 5-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 5-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 5-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 5-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 5-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 5-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 5-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 5-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 5-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 5-Year Bond ETF.

F/m 5-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 5-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 5-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 5-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 5-Year Bond ETF's assets in defensive positions.

F/m 5-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 5-Year Bond ETF or an Underlying Fund invests.

F/m 5-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 5-Year Bond ETF's portfolio will decline if and when the F/m 5-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 5-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 5-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 5-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Financial Sector Risk. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

F/m 5-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 5-Year Bond ETF.

F/m 5-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 5-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 5-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 5-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 5-Year Bond ETF, the F/m 5-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 5-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 5-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 5-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 5-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 5-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available

F/m 5-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 7-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 7-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 7-Year Investment Grade Corporate Bond ETF (the “F/m 7-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 7-Year US Target Maturity Corporate Index (CUTM7Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 7-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 7-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 7-Year Investment Grade Corporate Bond ETF F/m 7-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 7-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 7-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 7-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 7-Year Investment Grade Corporate Bond ETF | F/m 7-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 7-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 7-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 7-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 7-Year Bond ETF because the F/m 7-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 7-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 7-Year US Target Maturity Corporate Index (CUTM7Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 7 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 6.5 years but less than 7.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 6.5 years but less than 7.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 498 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the utilities industry or sector, which comprised approximately 9.6% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 7-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 7-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 7-Year Bond ETF is not included because the F/m 7-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 7-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 7-Year Bond ETF’s website at www.FmETFs.com.

F/m 7-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 7-Year Bond ETF, and there can be no assurance that the F/m 7-Year Bond ETF will achieve its investment objective.
F/m 7-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 7-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 7-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 7-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 7-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 7-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 7-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 7-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 7-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 7-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 7-Year Bond ETF Shares, F/m 7-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 7-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 7-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 7-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 7-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 7-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 7-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 7-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 7-Year Bond ETF's share price and increase the F/m 7-Year Bond ETF's liquidity risk, F/m 7-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 7-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 7-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 7-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 7-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 7-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 7-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 7-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 7-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 7-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 7-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 7-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 7-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 7-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 7-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 7-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 7-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 7-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 7-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 7-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 7-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 7-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 7-Year Bond ETF.

F/m 7-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 7-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 7-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 7-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 7-Year Bond ETF's assets in defensive positions.

F/m 7-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 7-Year Bond ETF or an Underlying Fund invests.

F/m 7-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 7-Year Bond ETF's portfolio will decline if and when the F/m 7-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 7-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 7-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 7-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m 7-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 7-Year Bond ETF.

F/m 7-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 7-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 7-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 7-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 7-Year Bond ETF, the F/m 7-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 7-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 7-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 7-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 7-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 7-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 7-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 10-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 10-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 10-Year Investment Grade Corporate Bond ETF (the “F/m 10-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 10-Year US Target Maturity Corporate Index (CUTM10Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 10-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 10-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 10-Year Investment Grade Corporate Bond ETF F/m 10-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 10-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 10-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 10-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 10-Year Investment Grade Corporate Bond ETF | F/m 10-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 10-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 10-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 10-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 10-Year Bond ETF because the F/m 10-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 10-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 10-Year US Target Maturity Corporate Index (CUTM10Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 10 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 9.5 years but less than 10.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 9.5 years but less than 10.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 224 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the utilities industry or sector, which comprised approximately 14.7% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 10-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 10-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 10-Year Bond ETF is not included because the F/m 10-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 10-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 10-Year Bond ETF’s website at www.FmETFs.com.

F/m 10-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 10-Year Bond ETF, and there can be no assurance that the F/m 10-Year Bond ETF will achieve its investment objective.
F/m 10-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 10-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 10-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 10-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 10-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 10-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 10-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 10-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 10-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 10-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 10-Year Bond ETF Shares, F/m 10-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 10-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 10-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 10-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 10-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 10-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 10-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 10-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 10-Year Bond ETF's share price and increase the F/m 10-Year Bond ETF's liquidity risk, F/m 10-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 10-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 10-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 10-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 10-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 10-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 10-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 10-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 10-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 10-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 10-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 10-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 10-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 10-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 10-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 10-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 10-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 10-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 10-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 10-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 10-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 10-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 10-Year Bond ETF.

F/m 10-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 10-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 10-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 10-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 10-Year Bond ETF's assets in defensive positions.

F/m 10-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 10-Year Bond ETF or an Underlying Fund invests.

F/m 10-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 10-Year Bond ETF's portfolio will decline if and when the F/m 10-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 10-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 10-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 10-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Utilities Sector Risk. The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits.

F/m 10-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 10-Year Bond ETF.

F/m 10-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 10-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 10-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 10-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 10-Year Bond ETF, the F/m 10-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 10-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 10-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 10-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 10-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 10-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available

F/m 10-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 20-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 20-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 20-Year Investment Grade Corporate Bond ETF (the “F/m 20-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 20-Year US Target Maturity Corporate Index (CUTM20Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 20-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 20-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 20-Year Investment Grade Corporate Bond ETF F/m 20-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 20-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 20-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 20-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 20-Year Investment Grade Corporate Bond ETF | F/m 20-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 20-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 20-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 20-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 20-Year Bond ETF because the F/m 20-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 20-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 20-Year US Target Maturity Corporate Index (CUTM20Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 20 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 19.5 years but less than 20.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 19.5 years but less than 20.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 128 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the utilities industry or sector, which comprised approximately 17.2% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 20-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 20-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 20-Year Bond ETF is not included because the F/m 20-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 20-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 20-Year Bond ETF’s website at www.FmETFs.com.

F/m 20-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 20-Year Bond ETF, and there can be no assurance that the F/m 20-Year Bond ETF will achieve its investment objective.
F/m 20-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 20-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 20-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 20-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 20-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 20-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 20-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 20-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 20-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 20-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 20-Year Bond ETF Shares, F/m 20-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 20-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 20-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 20-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 20-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 20-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 20-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 20-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 20-Year Bond ETF's share price and increase the F/m 20-Year Bond ETF's liquidity risk, F/m 20-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 20-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 20-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 20-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 20-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 20-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 20-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 20-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 20-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 20-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 20-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 20-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 20-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 20-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 20-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 20-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 20-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 20-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 20-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 20-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 20-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 20-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 20-Year Bond ETF.

F/m 20-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 20-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 20-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 20-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 20-Year Bond ETF's assets in defensive positions.

F/m 20-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 20-Year Bond ETF or an Underlying Fund invests.

F/m 20-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 20-Year Bond ETF's portfolio will decline if and when the F/m 20-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 20-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 20-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 20-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Utilities Sector Risk. The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits.

F/m 20-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 20-Year Bond ETF.

F/m 20-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 20-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 20-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 20-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 20-Year Bond ETF, the F/m 20-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 20-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 20-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 20-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 20-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 20-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 20-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 30-Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 30-Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 30-Year Investment Grade Corporate Bond ETF (the “F/m 30-Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 30-Year US Target Maturity Corporate Index (CUTM30Y).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 30-Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 30-Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 30-Year Investment Grade Corporate Bond ETF F/m 30-Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 30-Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 30-Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 30-Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 30-Year Investment Grade Corporate Bond ETF | F/m 30-Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 30-Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 30-Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 30-Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 30-Year Bond ETF because the F/m 30-Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 30-Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 30-Year US Target Maturity Corporate Index (CUTM30Y) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 30 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 29.5 years but less than 30.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 29.5 years but less than 30.5 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 67 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the utilities industry or sector, which comprised approximately 29.9% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 30-Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 30-Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 30-Year Bond ETF is not included because the F/m 30-Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 30-Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 30-Year Bond ETF’s website at www.FmETFs.com.

F/m 30-Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 30-Year Bond ETF, and there can be no assurance that the F/m 30-Year Bond ETF will achieve its investment objective.
F/m 30-Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 30-Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 30-Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 30-Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 30-Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 30-Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 30-Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 30-Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 30-Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 30-Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 30-Year Bond ETF Shares, F/m 30-Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 30-Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 30-Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 30-Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 30-Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 30-Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 30-Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 30-Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 30-Year Bond ETF's share price and increase the F/m 30-Year Bond ETF's liquidity risk, F/m 30-Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 30-Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 30-Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 30-Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 30-Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 30-Year Bond ETF otherwise needs to purchase additional bonds.

F/m 30-Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 30-Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 30-Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 30-Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 30-Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 30-Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 30-Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 30-Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 30-Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 30-Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 30-Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 30-Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 30-Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 30-Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 30-Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 30-Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 30-Year Bond ETF.

F/m 30-Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 30-Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 30-Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 30-Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 30-Year Bond ETF's assets in defensive positions.

F/m 30-Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 30-Year Bond ETF or an Underlying Fund invests.

F/m 30-Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 30-Year Bond ETF's portfolio will decline if and when the F/m 30-Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 30-Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 30-Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 30-Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Utilities Sector Risk. The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits.

F/m 30-Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 30-Year Bond ETF.

F/m 30-Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 30-Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 30-Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 30-Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 30-Year Bond ETF, the F/m 30-Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 30-Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 30-Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 30-Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 30-Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 30-Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 30-Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

F/m 15+ Year Investment Grade Corporate Bond ETF
SUMMARY SECTION – F/m 15+ Year Investment Grade Corporate Bond ETF
Investment Objective

The investment objective of the F/m 15+ Year Investment Grade Corporate Bond ETF (the “F/m 15+ Year Bond ETF” or “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the ICE 15+ Year US Target Maturity Corporate Index (CUTM15PY).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m 15+ Year Bond ETF (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of F/m 15+ Year Bond ETF Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	F/m 15+ Year Investment Grade Corporate Bond ETF F/m 15+ Year Investment Grade Corporate Bond ETF Shares
Management Fees	0.15%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the F/m 15+ Year Bond ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the F/m 15+ Year Bond ETF for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the F/m 15+ Year Bond ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
F/m 15+ Year Investment Grade Corporate Bond ETF | F/m 15+ Year Investment Grade Corporate Bond ETF Shares | USD ($)	15	48

Portfolio Turnover

The F/m 15+ Year Bond ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when F/m 15+ Year Bond ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the F/m 15+ Year Bond ETF’s performance. No portfolio turnover rate is provided for the F/m 15+ Year Bond ETF because the F/m 15+ Year Bond ETF had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The F/m 15+ Year Bond ETF is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the ICE 15+ Year US Target Maturity Corporate Index (CUTM15PY) (“Underlying Index”), a subset of the ICE BofA US Corporate Index (the “Parent Index”) that is comprised of selected investment-grade corporate bonds with a remaining term maturity of greater than or equal to 15 years. Under normal market conditions, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of greater than or equal to 15 years. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was incepted December 31, 2010 by ICE Data Services (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have a remaining term maturity of greater than or equal to 15 years, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) rank, (2) amount outstanding, and (3) time since issue. With respect to rank, senior bonds are selected first, followed by senior secured debt and finally all subordinated debt. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the last calendar day of each month, and there is no limit to the number of issues included in the Underlying Index. As of September 30, 2023, the Underlying Index included approximately 690 constituents. As of September 30, 2023, the Underlying Index was most concentrated in securities of companies in the health care industry or sector, which comprised approximately 18.8% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was established December 31, 1972 by the Index Provider. The Parent Index consists of investment-grade corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the average rating of Fitch Ratings, Inc. (BBB or better), Moody’s Investors Service, Inc. (Baa or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB or better). In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. The Parent Index includes securities that are currently fixed rate but that will transition to a floating interest rate in the last year before their maturity. Excluded from the Parent Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last calendar day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the F/m 15+ Year Bond ETF or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index, including its value, is available at https://indices.ice.com/.

The F/m 15+ Year Bond ETF has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Principal Investment Risks

Performance Information: Performance information for the F/m 15+ Year Bond ETF is not included because the F/m 15+ Year Bond ETF had not commenced operations prior to the date of this Prospectus. Performance information will be available once the F/m 15+ Year Bond ETF has at least one calendar year of performance. Updated performance information will be available on the F/m 15+ Year Bond ETF’s website at www.FmETFs.com.

F/m 15+ Year Investment Grade Corporate Bond ETF | Risk Lose Money [Member]
As a result, you may lose money on your investment in the F/m 15+ Year Bond ETF, and there can be no assurance that the F/m 15+ Year Bond ETF will achieve its investment objective.
F/m 15+ Year Investment Grade Corporate Bond ETF | Affiliated Fund Risk
•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m 15+ Year Investment Grade Corporate Bond ETF | Concentration Risk
•	Concentration Risk. The F/m 15+ Year Bond ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the F/m 15+ Year Bond ETF’s investments more than the market as a whole, to the extent that the F/m 15+ Year Bond ETF’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

F/m 15+ Year Investment Grade Corporate Bond ETF | Credit Risk
•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by the Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m 15+ Year Investment Grade Corporate Bond ETF | Cyber Security Risk
•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting the Fund’s third-party service providers, the Underlying Funds, and the Underlying Funds’ third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Underlying Funds, or their respective advisers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund or the Underlying Funds invest are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber failures.

F/m 15+ Year Investment Grade Corporate Bond ETF | ETF Risk
•	ETF Risk. The F/m 15+ Year Bond ETF is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The F/m 15+ Year Bond ETF has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in F/m 15+ Year Bond ETF Shares, F/m 15+ Year Bond ETF Shares may trade at a material discount to net asset value (“NAV”), and F/m 15+ Year Bond ETF Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to F/m 15+ Year Bond ETF Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the F/m 15+ Year Bond ETF in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

•	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the F/m 15+ Year Bond ETF's NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to ETF risks.

•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash, rather than on an in-kind basis. Because of this, the Fund may incur certain costs, such as brokerage costs, or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

F/m 15+ Year Investment Grade Corporate Bond ETF | Fixed-Income Market Risk
•	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in F/m 15+ Year Bond ETF redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the F/m 15+ Year Bond ETF to sell its holdings at a loss or at undesirable prices and adversely affect the F/m 15+ Year Bond ETF's share price and increase the F/m 15+ Year Bond ETF's liquidity risk, F/m 15+ Year Bond ETF expenses and/or taxable distributions. In addition, the Fund may be subject to risks associated with investments in senior non-preferred bonds (sometimes referred to as a “bail-in bonds”), which are debt securities issued by financial institutions that can be converted into equity securities if such conversion is mandated by a financial institution’s regulatory authority due to the financial institution facing the possibility of bankruptcy. The mandatory conversion of a bail-in bond into an equity security may result in a reduction in value of the security and, if the Fund holds such security when the conversion occurs, the Fund’s performance may be negatively impacted.

F/m 15+ Year Investment Grade Corporate Bond ETF | High Portfolio Turnover Risk
•	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

F/m 15+ Year Investment Grade Corporate Bond ETF | Income Risk
•	Income Risk. The F/m 15+ Year Bond ETF’s income may decline if interest rates fall. This decline in income can occur because the F/m 15+ Year Bond ETF may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the F/m 15+ Year Bond ETF otherwise needs to purchase additional bonds.

F/m 15+ Year Investment Grade Corporate Bond ETF | Index Related Risk
•	Index Related Risk. There is no guarantee that the F/m 15+ Year Bond ETF’s investment results will have a high degree of correlation to those of the Underlying Index or that the F/m 15+ Year Bond ETF will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the F/m 15+ Year Bond ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the F/m 15+ Year Bond ETF and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m 15+ Year Investment Grade Corporate Bond ETF | Interest Rate Risk
•	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund or an Underlying Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s or an Underlying Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s or an Underlying Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s or Underlying Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund or an Underlying Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s or an Underlying Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund or an Underlying Fund, which may force the Fund or Underlying Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

F/m 15+ Year Investment Grade Corporate Bond ETF | Liquidity Risk
•	Liquidity Risk. Certain securities held by the F/m 15+ Year Bond ETF may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the F/m 15+ Year Bond ETF may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the F/m 15+ Year Bond ETF may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m 15+ Year Investment Grade Corporate Bond ETF | Management Risk
•	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m 15+ Year Investment Grade Corporate Bond ETF | Market Risk
•	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. The F/m 15+ Year Bond ETF’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. As a result, an investor could lose money over short or long periods of time.

F/m 15+ Year Investment Grade Corporate Bond ETF | New Fund Risk
•	New Fund Risk. The F/m 15+ Year Bond ETF is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the F/m 15+ Year Bond ETF will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the F/m 15+ Year Bond ETF.

F/m 15+ Year Investment Grade Corporate Bond ETF | Non-U.S. Issuers Risk
•	Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

F/m 15+ Year Investment Grade Corporate Bond ETF | Passive Investment Risk
•	Passive Investment Risk. The F/m 15+ Year Bond ETF is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The F/m 15+ Year Bond ETF invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments for temporary defensive or liquidity purposes, the Adviser generally does not attempt to invest the F/m 15+ Year Bond ETF's assets in defensive positions.

F/m 15+ Year Investment Grade Corporate Bond ETF | Rating Agencies Risk
•	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the F/m 15+ Year Bond ETF or an Underlying Fund invests.

F/m 15+ Year Investment Grade Corporate Bond ETF | Reinvestment Risk
•	Reinvestment Risk. Reinvestment risk is the risk that income from the F/m 15+ Year Bond ETF's portfolio will decline if and when the F/m 15+ Year Bond ETF reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m 15+ Year Investment Grade Corporate Bond ETF | Reverse Repurchase Agreements Risk
•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m 15+ Year Investment Grade Corporate Bond ETF | Sector Risk
•	Sector Risk. To the extent the F/m 15+ Year Bond ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

o	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

F/m 15+ Year Investment Grade Corporate Bond ETF | Securities Lending Risk
•	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breached its agreement with the F/m 15+ Year Bond ETF.

F/m 15+ Year Investment Grade Corporate Bond ETF | Tracking Error Risk
•	Tracking Error Risk. The F/m 15+ Year Bond ETF may be subject to tracking error, which is the divergence of the F/m 15+ Year Bond ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the F/m 15+ Year Bond ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the F/m 15+ Year Bond ETF, the F/m 15+ Year Bond ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the F/m 15+ Year Bond ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the F/m 15+ Year Bond ETF incurs fees and expenses, while the Underlying Index does not.

F/m 15+ Year Investment Grade Corporate Bond ETF | Underlying Funds Risk
•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

F/m 15+ Year Investment Grade Corporate Bond ETF | Valuation Risk
•	Valuation Risk. The prices provided by the F/m 15+ Year Bond ETF’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m 15+ Year Investment Grade Corporate Bond ETF | Duration Risk
•	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.